Goodwill and Other Intangible Assets (Summary of Terminal Growth Rate and Corresponding Discount Rate) (Detail) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of goodwill allocated to CGUs [Line Items]
Percent by which units recoverable amount exceeds its carrying amount	120.00%
Carrying Amount Change Recoverable Amount [Member]
Disclosure of goodwill allocated to CGUs [Line Items]
Terminal Growth Rate	80.00%
Forecasted EBITDA over forecast period	$ 9,800,000,000
Breakeven Discount Rate	0.60%
Potash [Member]
Disclosure of goodwill allocated to CGUs [Line Items]
Discount Rate	7.70%	8.00%
Terminal Growth Rate	2.50%	2.50%
Nitrogen [Member]
Disclosure of goodwill allocated to CGUs [Line Items]
Discount Rate	7.80%	8.00%
Terminal Growth Rate	2.00%	2.00%
North America Retail [Member]
Disclosure of goodwill allocated to CGUs [Line Items]
Discount Rate	7.40%	7.50%
Terminal Growth Rate	2.50%	2.50%
Forecasted EBITDA over forecast period	$ 6,800,000,000
North America Retail [Member] | Impairment Model Value [Member]
Disclosure of goodwill allocated to CGUs [Line Items]
Terminal Growth Rate	2.50%
Breakeven Discount Rate	7.40%
International Retail [Member]
Disclosure of goodwill allocated to CGUs [Line Items]
Terminal Growth Rate		2.00%
International Retail [Member] | Bottom of range [Member]
Disclosure of goodwill allocated to CGUs [Line Items]
Discount Rate	8.00%	78.00%
Terminal Growth Rate	2.00%
International Retail [Member] | Top of range [Member]
Disclosure of goodwill allocated to CGUs [Line Items]
Discount Rate	15.50%	16.00%
Terminal Growth Rate	6.20%